NOTE 15. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 15. SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2012 to the date these consolidated financial statements were issued. In addition to the transactions disclosed below, the Company does not have other material subsequent events to disclose in these financial statements, except as follows:

On January 28, 2013, Brazil Interactive Media Participações, Ltda., the Company’s Brazil holding company ("BIMI BR") was formed as a subsidiary of the Company, to be the holding company for EsoTV.

On March 13, 2013, the Company entered into a merger agreement (the “Merger Agreement”) with Naturewell, Incorporated, a Delaware corporation (“Naturewell”), and Naturewell’s wholly-owned subsidiary, BIMI Acquisition Corp., a Delaware corporation incorporated by Naturewell on February 20, 2013 specifically for the purpose of consummating the Merger Agreement (the “Merger Sub”), pursuant to which Naturewell acquired all of the issued and outstanding shares of the Company. Prior to entering into the Merger Agreement, there was no relationship between the Company or its affiliates and Naturewell, other than in respect of the Merger Agreement and the transactions contemplated thereby.

On March 27, 2013, the effective date (“the Effective Date”) of the merger (the “Merger”), as provided for in the Merger Agreement, the Company and Brazil Interactive Media filed a certificate of merger with the state of Delaware, causing the merger of the Merger Sub into Brazil Interactive Media pursuant to Delaware Law. Brazil Interactive Media was the surviving company and became a wholly-owned subsidiary of Naturewell. As a result of the Merger, Brazil Interactive Media’s name was changed to BIMI, Inc.

On May 16, 2013, pursuant to the Merger Agreement, Naturewell filed a certificate of amendment (the “Amendment”) with the state of Delaware, effecting a reverse stock split at a ratio of 8,484 to one, reducing the Company’s authorized shares, and changing the name of the Company to Brazil Interactive Media, Inc.

Before the consummation of the Merger, the Company had 2,448,665,750 shares of Common Stock, 19,000,000 shares of Series A Common Stock, 3,115 shares of Series E Convertible Preferred Stock, and 75 shares of Series C Convertible Preferred Stock issued and outstanding. In accordance with the Merger Agreement, the Company converted all shares of Series A Common Stock to 19,000,000 shares of regular common stock on March 11, 2013, all shares of Series E Convertible Preferred Stock to 4,152,295 shares of common stock on March 11, 2013, and all outstanding senior convertible notes to 210,746 shares of Series G Convertible Preferred Stock and 8,220,150 shares of Common Stock on March 11, 2013. The company issued 3,740,000 Shares of Series G Convertible Preferred Stock in exchange for the BIMI common stock on March 13, 2013. On March 22, 2013, the Company issued 2,500 shares of Series H Convertible Preferred Stock. For information about recent sales of unregistered securities, see Item 3.02 of this Current Report on Form 8-K. On May 14, 2013, the Company converted all shares of Series C Convertible Preferred Stock to 1,875,000 shares of Common Stock.

As a result, at the time of filing of the Amendment, 2,481,913,195 shares of Common Stock were issued and outstanding, 3,970,746 shares of Series G Convertible Preferred Stock, issued in connection with the Merger Agreement, were issued and outstanding, and 2,500 shares of Series H Convertible Preferred Stock were issued and outstanding. After the effects of the reverse split implemented by the Amendment, there were 292,917 shares of the Company’s Common Stock issued and outstanding, 3,970,746 shares of the Company’s Series G Convertible Preferred Stock issued and outstanding, and 2,500 shares of Series H Convertible Preferred Stock issued and outstanding. As a result of the Amendment, the Company decreased its authorized capital from 5,000,000,000 shares of common stock, par value $0.00001, and 15,000,000 shares of preferred stock, par value $0.01, to 100,000,000 shares of common stock, par value $0.00001, and 5,000,000 shares of preferred stock, par value $0.01.

According to the Certificate of Designation establishing the Series G Convertible Preferred Stock, the Series G Convertible Preferred Stock is subject to an automatic forced conversion one business day following the date that a sufficient number of authorized and unissued shares of Common Stock becomes available to facilitate the conversion. By operation of the reverse stock split, filed on May 16, 2013, sufficient authorized and unissued shares of Common Stock became available, triggering an automatic conversion of all issued and outstanding Series G Convertible Preferred Stock to Common Stock. Those common shares in conversion of the Series G Convertible Preferred Stock have not yet been issued as of May 30, 2013. In accordance with a condition to the closing of the Merger Agreement, the Company will required that the Common Stock newly issued upon the conversion of the Series G Convertible Preferred Stock be subject to Lock Up and Leak Out Agreements that restrict the transferability of that Common Stock.

Although the Company has not yet, as of May 30, 2013, issued common stock in conversion of the Series G Convertible Preferred Stock, we expect to do so in the near future, predicated upon the execution of the Lock Up and Leak Out Agreements as a condition of the Merger Agreement. As a result of the Amendment and after the issuance of common shares in conversion of the Series G Convertible Preferred Stock, the Company expects to have approximately 40,000,000 shares of Common Stock issued and outstanding and 2,500 shares of Series H Convertible Preferred Stock issued and outstanding. The former Brazil Interactive Media Shareholders will then hold approximately 93.5% of the issued and outstanding Common Stock of the Company and the remaining 6.5% will be held by the Company's pre-merger shareholders.

As a result of the Merger Agreement, Mr. James R. Arabia and Mr. Matthew Malesek resigned as Chief Executive Officer and Chief Financial Officer, respectively, and as directors of the Company. Also as a result of the Merger Agreement, Mr. Themistocles Psomiadis became the Chief Executive Officer and a director of the Company, and Mr. Jesus Quintero became the Chief Financial Officer of the Company.

We have begun to file annual and quarterly reports based upon the fiscal year-end of Brazil Interactive Media, which is December 31.